Fair Value Measurements - Fair Value of Financial Instruments and Other Non-Financial Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value of interest rate swap agreements	$ 22.0	$ 21.6